Short-Term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Cost and Estimated Fair Value of Marketable Securities
The following tables summarize the amortized cost and estimated fair value of the Company’s U.S. government treasury securities and marketable securities, which are considered to be available-for-sale
investments and are included in short-term investments on the consolidated balance sheets:

	September 30, 2024
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$4,994	$1	$—	$4,995

Totals	$4,994	$1	$—	$4,995

	December 31, 2023
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	93,749	73	—	$93,822

Totals	$93,749	$73	$—	$93,822

The following tables summarize the amortized cost and estimated fair value of the Company’s U.S. government treasury securities and marketable securities, which are considered to be available-for-sale
investments and are included in short-term investments on the consolidated balance sheets:

	December 31, 2023
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$93,749	$73	$—	$93,822

Totals	$93,749	$73	$—	$93,822

	December 31, 2022
(in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government treasury securities	$99,288	$1	$(253)	$99,036
Marketable securities:
Corporate and agency bonds	28,748	3	(84)	28,667

Totals	$128,036	$4	$(337)	$127,703